Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2020
Notes To Financial Statements [Abstract]
Schedule of Inventory, Current	Inventories, net consisted of the following:

March 31,	2020	2019
Raw materials	$94,321	$83,009
Work in process	35,643	30,694
Finished goods	151,381	131,051
LIFO reserve	(16,937)	(16,757)
Reserve for excess and obsolete inventory	(16,149)	(19,754)
Inventories, net	$248,259	$208,243